GuideMark Core Fixed Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 36.0%	Par		Value
U.S. Treasury Bonds
0.75%, 02/15/2042	$1,368,931		$1,069,122
3.38%, 08/15/2042	2,190,000		1,858,249
0.63%, 02/15/2043	84,973		63,450
3.13%, 02/15/2043	2,820,000		2,290,369
3.63%, 08/15/2043	590,000		511,387
3.75%, 11/15/2043	795,000		699,569
1.38%, 02/15/2044	845,239		709,948
3.13%, 08/15/2044	2,220,000		1,764,727
0.75%, 02/15/2045	670,619		490,638
2.50%, 02/15/2045	810,000		576,271
4.88%, 08/15/2045	625,000		633,594
3.00%, 11/15/2045	240,000		184,200
1.00%, 02/15/2046	254,223		192,314
2.50%, 02/15/2046	950,000		664,629
2.25%, 08/15/2046	1,610,000		1,064,613
3.00%, 02/15/2047	2,510,000		1,898,188
2.75%, 11/15/2047	1,050,000		751,529
3.00%, 02/15/2048	500,000		373,789
3.13%, 05/15/2048	2,220,000		1,693,791
0.25%, 02/15/2050	449,597		259,858
1.25%, 05/15/2050	2,996,000		1,442,586
1.38%, 08/15/2050	2,069,000		1,023,145
1.63%, 11/15/2050	1,020,000		538,488
3.00%, 08/15/2052	1,660,000		1,195,038
4.13%, 08/15/2053	695,000		618,143
4.75%, 11/15/2053	1,240,000		1,222,853
4.25%, 08/15/2054	1,495,000		1,358,085
U.S. Treasury Notes
2.00%, 11/15/2026 (a)(b)	4,340,000		4,283,062
4.25%, 03/15/2027	4,165,000		4,201,118
1.88%, 02/28/2029	6,150,000		5,844,302
2.38%, 03/31/2029	4,935,000		4,757,648
2.75%, 05/31/2029	2,025,000		1,971,962
3.88%, 04/30/2030	925,000		933,094
0.63%, 05/15/2030	1,410,000		1,238,679
4.63%, 05/31/2031	1,380,000		1,438,219
1.38%, 11/15/2031	1,030,000		898,595
2.88%, 05/15/2032	1,075,000		1,015,203
2.75%, 08/15/2032	2,320,000		2,166,209
3.88%, 08/15/2033	1,245,000		1,237,073
4.50%, 11/15/2033	590,000		610,396
1.75%, 01/15/2034	1,064,546		1,060,516
4.25%, 11/15/2034	3,990,000		4,040,810
4.25%, 08/15/2035	865,000		873,245
TOTAL U.S. TREASURY SECURITIES (Cost $68,427,721)			61,718,704

MORTGAGE-BACKED SECURITIES - 27.5%	Par		Value
Federal Home Loan Mortgage Corp.
Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	9,117		9,346
Pool A43129, 5.50%, 02/01/2036	37		39
Pool Q49389, 3.50%, 07/01/2047	143,995		136,404
Pool Q52093, 3.50%, 11/01/2047	134,464		126,418
Pool QC8858, 2.50%, 10/01/2051	1,533,096		1,328,106
Pool QD4104, 2.00%, 01/01/2052	2,078,136		1,690,699
Pool QE0827, 2.00%, 04/01/2052	138,074		112,093
Pool SD8123, 3.00%, 01/01/2051	1,340,932		1,195,131
Pool U90688, 4.00%, 05/01/2042	83,844		81,998
Series 2329, Class ZA, 6.50%, 06/15/2031	18,525		18,848
Series 2338, Class ZC, 6.50%, 07/15/2031	14,291		14,917
Series 3883, Class PB, 3.00%, 05/15/2041	18,120		17,500
Series 4961, Class JB, 2.50%, 12/15/2042	76,860		71,189
Series 5170, Class DP, 2.00%, 07/25/2050	267,938		238,758
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000		81,300
Series K104, Class X1, 1.11%, 01/25/2030 (Callable 01/25/2030) (c)(d)	684,304		25,549
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030) (c)(d)	310,529		17,867
Series K111, Class X1, 1.56%, 05/25/2030 (Callable 05/25/2030) (c)(d)	1,296,725		74,460
Series K114, Class X1, 1.11%, 06/25/2030 (Callable 03/25/2030) (c)(d)	919,945		38,641
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 09/25/2030) (c)(d)	292,655		10,252
Federal National Mortgage Association
1.50%, 01/15/2036 (e)	3,300,000		2,988,787
6.00%, 01/15/2041 (e)	3,405,000		3,497,503
2.50%, 01/15/2047 (e)	50,000		42,375
2.00%, 01/15/2051 (e)	1,150,000		931,452
Pool 310229, 3.50%, 08/01/2043	301,224		287,740
Pool 357850, 5.50%, 07/01/2035	1,451		1,517
Pool 544859, 4.66% (Ent 11th COFI Repl + 1.70%), 08/01/2029	66		66
Pool 727181, 5.00%, 08/01/2033	747		759
Pool 730727, 5.00%, 08/01/2033	360		363
Pool 741862, 5.50%, 09/01/2033	122		125
Pool 766197, 5.50%, 02/01/2034	130		132
Pool 775776, 5.50%, 05/01/2034	1,020		1,035
Pool 776974, 5.50%, 04/01/2034	35		36
Pool 781629, 5.50%, 12/01/2034	1,071		1,120
Pool 786848, 7.00%, 10/01/2031	14,291		15,012
Pool 802783, 6.55% (RFUCCT1Y + 1.61%), 10/01/2034	53,827		55,287
Pool 820242, 5.00%, 07/01/2035	1,201		1,235
Pool 822815, 5.50%, 04/01/2035	1,224		1,278
Pool 838452, 5.50%, 09/01/2035	185		191
Pool 865854, 6.00%, 03/01/2036	1,014		1,070
Pool 888504, 6.25% (1 yr. CMT Rate + 2.00%), 04/01/2034	19,633		20,116
Pool 891474, 6.00%, 04/01/2036	1,486		1,548
Pool 899119, 5.50%, 04/01/2037	22		23
Pool 906000, 6.00%, 01/01/2037	777		820
Pool 928062, 5.50%, 02/01/2037	19		20
Pool 964930, 5.50%, 08/01/2038	40		42
Pool 968371, 5.50%, 09/01/2038	10		10
Pool 970131, 5.50%, 03/01/2038	45		47
Pool 985108, 5.50%, 07/01/2038	29		30
Pool 987032, 5.50%, 08/01/2038	20		21
Pool 993050, 5.50%, 12/01/2038	12		12
Pool 993579, 4.00%, 05/01/2039	4,873		4,787
Pool AA5840, 4.00%, 06/01/2039	798		789
Pool AA8715, 4.00%, 06/01/2039	17,654		17,461
Pool AB1500, 4.00%, 09/01/2040	3,197		3,141
Pool AB3995, 4.00%, 12/01/2041	5,296		5,189
Pool AB5529, 4.00%, 07/01/2042	12,328		12,088
Pool AB6228, 3.50%, 09/01/2042	44,163		42,238
Pool AD0586, 4.50%, 12/01/2039	47,318		47,809
Pool AD1889, 4.50%, 03/01/2041	29,132		29,328
Pool AD4062, 5.00%, 05/01/2040	122,971		126,664
Pool AD6929, 5.00%, 06/01/2040	77,958		80,298
Pool AD9856, 4.00%, 09/01/2040	2,910		2,854
Pool AD9896, 4.00%, 08/01/2040	2,745		2,684
Pool AE2559, 4.00%, 09/01/2040	1,474		1,448
Pool AE2562, 4.00%, 09/01/2040	467		458
Pool AE2566, 4.00%, 09/01/2040	264		260
Pool AE3916, 4.00%, 11/01/2040	3,186		3,142
Pool AE4124, 4.00%, 10/01/2040	5,040		4,950
Pool AE4888, 4.00%, 10/01/2040	3,108		3,058
Pool AE5147, 4.00%, 11/01/2040	580		569
Pool AE8715, 4.00%, 11/01/2040	6,438		6,314
Pool AH0006, 4.00%, 12/01/2040	1,076		1,055
Pool AH0020, 4.00%, 12/01/2040	3,472		3,405
Pool AH0599, 4.00%, 12/01/2040	4,485		4,398
Pool AH0601, 4.00%, 12/01/2040	610		600
Pool AH1263, 4.00%, 01/01/2041	3,803		3,729
Pool AH4659, 4.00%, 02/01/2041	843		829
Pool AH5653, 4.00%, 02/01/2041	15,871		15,568
Pool AH6150, 4.00%, 03/01/2041	2,482		2,432
Pool AI0848, 4.00%, 12/01/2041	4,757		4,661
Pool AI8842, 4.50%, 08/01/2041	13,217		13,319
Pool AJ1562, 4.00%, 10/01/2041	5,658		5,537
Pool AJ1972, 4.00%, 10/01/2041	2,311		2,274
Pool AJ2212, 4.50%, 10/01/2041	155,257		156,233
Pool AJ2446, 4.00%, 01/01/2042	3,371		3,303
Pool AJ3330, 4.00%, 11/01/2041	5,041		4,939
Pool AJ4187, 4.00%, 12/01/2041	3,713		3,638
Pool AJ4549, 4.00%, 11/01/2041	4,393		4,305
Pool AJ4698, 4.00%, 11/01/2041	4,012		3,932
Pool AJ4756, 4.00%, 10/01/2041	5,756		5,641
Pool AJ5424, 4.00%, 11/01/2041	8,419		8,251
Pool AJ5736, 4.00%, 12/01/2041	4,246		4,163
Pool AJ5968, 4.00%, 12/01/2041	2,581		2,529
Pool AJ6061, 4.00%, 12/01/2041	5,022		4,914
Pool AJ7538, 4.00%, 01/01/2042	6,471		6,331
Pool AJ7840, 4.00%, 11/01/2041	2,556		2,505
Pool AJ7868, 4.00%, 12/01/2041	3,567		3,495
Pool AJ8001, 4.00%, 01/01/2042	2,392		2,342
Pool AJ8104, 4.00%, 12/01/2041	8,177		8,020
Pool AJ8109, 4.00%, 12/01/2041	6,518		6,386
Pool AJ8171, 4.00%, 12/01/2041	2,790		2,739
Pool AJ8325, 3.00%, 12/01/2026	13,293		13,210
Pool AJ8341, 4.00%, 12/01/2041	7,178		7,033
Pool AJ8369, 4.00%, 01/01/2042	5,539		5,427
Pool AJ8436, 4.00%, 12/01/2041	8,731		8,558
Pool AJ8912, 4.00%, 12/01/2041	3,947		3,867
Pool AJ9162, 4.00%, 01/01/2042	6,264		6,137
Pool AJ9248, 4.00%, 12/01/2041	4,219		4,137
Pool AJ9330, 4.00%, 01/01/2042	28,304		27,748
Pool AJ9779, 4.00%, 01/01/2042	1,282		1,268
Pool AK0170, 4.00%, 01/01/2042	4,846		4,749
Pool AK0543, 4.00%, 01/01/2042	11,120		10,899
Pool AK0563, 4.00%, 01/01/2042	4,551		4,459
Pool AK1827, 4.00%, 01/01/2042	9,211		9,027
Pool AL0187, 5.00%, 05/01/2041	17,882		18,419
Pool AL0215, 4.50%, 04/01/2041	22,136		22,316
Pool AL0456, 5.00%, 06/01/2041	3,405		3,508
Pool AL0815, 4.00%, 09/01/2041	11,396		11,171
Pool AL0934, 5.00%, 02/01/2041	23,320		24,021
Pool AL2752, 5.00%, 03/01/2042	75,013		77,266
Pool AL5233, 4.00%, 01/01/2041	15,039		14,862
Pool AQ9316, 2.50%, 01/01/2043	124,885		112,575
Pool AS5469, 4.00%, 07/01/2045	139,266		135,105
Pool AS5597, 3.50%, 08/01/2045	24,464		23,276
Pool AS7170, 3.50%, 05/01/2046	102,612		97,203
Pool AS7242, 3.50%, 05/01/2046	96,263		91,146
Pool AS7492, 4.00%, 07/01/2046	78,780		76,336
Pool AS8947, 3.50%, 03/01/2047	134,064		126,907
Pool AS9772, 3.50%, 06/01/2037	102,967		100,101
Pool AT2720, 3.00%, 05/01/2043	323,034		299,506
Pool AT5900, 3.00%, 06/01/2043	200,133		185,452
Pool AU1625, 3.50%, 07/01/2043	124,969		119,316
Pool AZ0832, 4.00%, 07/01/2045	192,089		186,450
Pool BC4938, 2.50%, 04/01/2031	9,413		9,151
Pool BC9468, 3.00%, 06/01/2046	176,165		160,782
Pool BN5279, 4.00%, 02/01/2049	300,384		290,463
Pool BT2317, 2.00%, 03/01/2052	217,631		176,596
Pool BT7155, 2.00%, 08/01/2051	306,985		248,908
Pool BV1380, 2.00%, 01/01/2052	734,810		595,795
Pool BV2993, 2.00%, 04/01/2052	769,224		623,699
Pool BV9804, 2.00%, 05/01/2052	165,408		134,166
Pool CA0858, 3.50%, 12/01/2047	1,009,038		950,259
Pool CB6431, 5.50%, 06/01/2053	1,477,916		1,506,128
Pool CB6870, 5.50%, 08/01/2053	1,378,737		1,403,995
Pool FM7678, 2.50%, 06/01/2051	1,522,485		1,316,884
Pool FM9491, 2.50%, 11/01/2051	1,522,530		1,314,732
Pool FS1069, 2.00%, 12/01/2051	358,380		290,580
Pool FS1108, 2.50%, 09/01/2051	1,487,019		1,281,795
Pool FS1598, 2.00%, 04/01/2052	122,811		99,819
Pool MA1870, 4.50%, 04/01/2034	74,213		74,803
Pool MA3038, 4.50%, 06/01/2047	15,734		15,655
Pool MA4307, 3.00%, 04/01/2051	1,588,878		1,418,429
Pool MA4577, 2.00%, 04/01/2052	2,030,835		1,650,637
Pool TBA, 5.50%, 01/15/2041 (e)	5,175,000		5,251,394
Series 2012-18, Class GA, 2.00%, 12/25/2041	19,135		18,134
Series 2012-21, Class PQ, 2.00%, 09/25/2041	9,805		9,368
Series 2012-52, Class PA, 3.50%, 05/25/2042	16,810		16,345
Series 2015-48, Class QB, 3.00%, 02/25/2043	13,504		13,313
Series 2016-11, Class GA, 2.50%, 03/25/2046	28,392		26,783
Series 2016-38, Class NA, 3.00%, 01/25/2046	16,335		15,447
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000		192,094
Series 2017-26, Class CG, 3.50%, 07/25/2044	8,903		8,860
Series 2017-34, Class JK, 3.00%, 05/25/2047	7,958		7,837
Series 2017-35, Class AH, 3.50%, 04/25/2053	10,783		10,738
Series 2017-49, Class JA, 4.00%, 07/25/2053	14,390		14,369
Series 2017-84, Class KA, 3.50%, 04/25/2053	16,991		16,909
Series 2018-23, Class LA, 3.50%, 04/25/2048	44,985		43,410
Series 2018-70, Class HA, 3.50%, 10/25/2056	27,479		27,057
Series 2019-12, Class HA, 3.50%, 11/25/2057	56,365		54,763
Series 2019-14, Class CA, 3.50%, 04/25/2049	51,127		49,844
Series 2019-45, Class PT, 3.00%, 08/25/2049	49,411		45,392
Series 2019-M21, Class X3, 1.13%, 06/25/2034 (c)(d)	1,321,417		75,843
Series 2020-1, Class AC, 3.50%, 08/25/2058	136,798		131,836
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000		516,344
Series 415, Class A3, 3.00%, 11/25/2042	39,790		36,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 05/25/2043)	56,146		53,937
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class B1, 7.27% (30 day avg SOFR US + 3.40%), 10/25/2041 (Callable 10/25/2026) (f)	415,000		422,461
Series 2022-DNA3, Class M1B, 6.77% (30 day avg SOFR US + 2.90%), 04/25/2042 (Callable 04/25/2027) (f)	95,000		97,414
Series 2022-DNA4, Class M1B, 7.22% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027) (f)	240,000		247,780
Series 2022-DNA7, Class M1B, 8.87% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027) (f)	320,000		341,086
Series 2022-HQA3, Class M1B, 7.42% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (f)	175,000		182,116
Series 2023-HQA1, Class M1B, 7.37% (30 day avg SOFR US + 3.50%), 05/25/2043 (Callable 05/25/2028) (f)	95,000		99,581
Government National Mortgage Association
5.00%, 01/15/2041 (e)	2,300,000		2,296,825
Pool 614436, 5.00%, 08/15/2033	3,849		3,951
Pool 723248, 5.00%, 10/15/2039	198,259		204,205
Pool 736686, 5.00%, 02/15/2039	8,850		9,096
Pool 783403, 3.50%, 09/15/2041	76,497		71,621
Pool MA4587, 4.00%, 07/20/2047	16,893		16,324
Pool MA4652, 3.50%, 08/20/2047	49,424		46,162
Pool MA4778, 3.50%, 10/20/2047	91,642		85,224
Pool MA4779, 4.00%, 10/20/2047	64,712		62,364
Pool MA4780, 4.50%, 10/20/2047	73,198		72,923
Pool MA7051, 2.00%, 12/20/2050	1,089,674		904,976
Pool MA7650, 3.00%, 10/20/2051	1,935,583		1,746,289
Pool MA8199, 3.50%, 08/20/2052	983,355		902,934
Pool MA9362, 5.50%, 12/20/2053	1,195,674		1,214,013
Pool TBA, 4.00%, 01/15/2042 (e)	2,250,000		2,126,420
Series 2013-37, Class LG, 2.00%, 01/20/2042	11,191		11,020
TOTAL MORTGAGE-BACKED SECURITIES (Cost $48,537,262)			47,022,763

CORPORATE OBLIGATIONS - 24.4%	Par		Value
Aerospace & Defense - 0.4%
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000		38,820
2.95%, 02/01/2030 (Callable 11/01/2029)	45,000		42,719
5.15%, 05/01/2030 (Callable 02/01/2030)	195,000		200,629
6.39%, 05/01/2031 (Callable 03/01/2031)	55,000		59,758
6.53%, 05/01/2034 (Callable 02/01/2034)	20,000		22,181
5.71%, 05/01/2040 (Callable 11/01/2039)	195,000		199,751
7.01%, 05/01/2064 (Callable 11/01/2063)	40,000		45,768
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	124,000		123,764
			733,390

All Other Pipeline Transportation - 0.0%(g)
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033) (f)	45,000		48,272

Alumina Refining and Primary Aluminum Production - 0.1%
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000		142,626

Animal (except Poultry) Slaughtering - 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	85,000		88,877
6.75%, 03/15/2034 (Callable 12/15/2033)	90,000		99,488
7.25%, 11/15/2053 (Callable 05/15/2053)	55,000		61,639
			250,004

Banks - 3.0%
Bank of America Corp.
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	540,000		483,599
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)	125,000		128,322
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)	105,000		92,317
BPCE SA, 5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (f)	250,000		257,229
Citigroup, Inc.
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	155,000		158,497
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	390,000		391,797
Citizens Financial Group, Inc.
5.25% to 03/05/2030 then SOFR + 1.26%, 03/05/2031 (Callable 03/05/2030)	100,000		102,856
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	20,000		22,035
Credit Agricole SA
5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (Callable 05/27/2030) (f)	250,000		256,979
4.82% to 09/25/2032 then SOFR + 1.36%, 09/25/2033 (Callable 09/25/2032) (f)	250,000		250,125
HSBC Holdings PLC
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	200,000		205,211
5.24% to 05/13/2030 then SOFR + 1.57%, 05/13/2031 (Callable 05/13/2030)	200,000		206,297
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	200,000		200,835
JPMorgan Chase & Co.
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000		20,088
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	45,000		45,453
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000		44,609
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000		180,466
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000		187,956
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000		184,961
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000		52,226
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	60,000		62,078
5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031 (Callable 04/22/2030) (h)	235,000		242,942
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031 (Callable 10/22/2030)	185,000		184,700
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	160,000		144,613
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	90,000		93,453
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000		30,373
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)	95,000		98,505
Royal Bank of Canada, 5.15% to 02/04/2030 then SOFR + 1.03%, 02/04/2031 (Callable 02/04/2030)	175,000		180,449
Wells Fargo & Co.
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	35,000		37,003
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	195,000		185,658
5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031 (Callable 01/24/2030)	75,000		77,753
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	35,000		32,728
5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031 (Callable 04/23/2030)	95,000		98,169
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	35,000		35,609
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	20,000		22,185
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	70,000		64,264
			5,062,340

Beverages - 0.4%
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029 (Callable 02/15/2029)	65,000		64,355
3.20%, 05/01/2030 (Callable 02/01/2030)	12,000		11,416
4.60%, 05/15/2030 (Callable 04/15/2030)	115,000		115,735
2.25%, 03/15/2031 (Callable 12/15/2030)	182,000		162,778
5.20%, 03/15/2031 (Callable 01/15/2031)	63,000		64,859
4.05%, 04/15/2032 (Callable 01/15/2032)	90,000		86,842
5.30%, 03/15/2034 (Callable 12/15/2033)	95,000		97,122
5.15%, 05/15/2035 (Callable 02/15/2035)	30,000		30,135
			633,242

Biological Product (except Diagnostic) Manufacturing - 0.6%
Mars, Inc.
4.60%, 03/01/2028 (Callable 02/01/2028) (f)	40,000		40,568
5.00%, 03/01/2032 (Callable 01/01/2032) (f)	375,000		387,216
5.20%, 03/01/2035 (Callable 12/01/2034) (f)	90,000		92,727
5.65%, 05/01/2045 (Callable 11/01/2044) (f)	370,000		374,249
5.80%, 05/01/2065 (Callable 11/01/2064) (f)	60,000		60,604
			955,364

Breweries - 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	185,000		171,998

Capital Markets - 1.1%
Ameriprise Financial, Inc., 5.20%, 04/15/2035 (Callable 01/15/2035)	150,000		153,589
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000		109,011
Blackstone Secured Lending Fund, 5.13%, 01/31/2031 (Callable 12/31/2030) (h)	250,000		247,247
Goldman Sachs Group, Inc.
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	120,000		123,070
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	145,000		147,113
5.21% to 01/28/2030 then SOFR + 1.08%, 01/28/2031 (Callable 01/28/2030)	80,000		82,733
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	135,000		139,557
Intercontinental Exchange, Inc., 2.65%, 09/15/2040 (Callable 03/15/2040)	185,000		137,851
Morgan Stanley
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	65,000		68,932
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000		203,356
4.65% to 10/18/2029 then SOFR + 1.10%, 10/18/2030 (Callable 10/18/2029)	50,000		50,648
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031 (Callable 01/15/2030)	50,000		51,629
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000		112,691
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000		158,452
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	35,000		31,440
			1,817,319

Collection Agencies - 0.3%
NTT Finance Corp., 5.17%, 07/16/2032 (Callable 05/16/2032) (f)	430,000		442,288

Colleges, Universities, and Professional Schools - 0.1%
Howard University
2.90%, 10/01/2031	100,000		90,176
3.48%, 10/01/2041	75,000		59,153
			149,329

Commercial Services & Supplies - 0.2%
Element Fleet Management Corp., 4.64%, 11/24/2030 (Callable 10/24/2030) (f)	180,000		180,762
Republic Services, Inc., 5.20%, 11/15/2034 (Callable 08/15/2034)	130,000		135,003
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000		40,354
			356,119

Commodity Contracts Intermediation - 0.2%
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029) (f)	225,000		232,449
6.38%, 10/06/2030 (Callable 08/06/2030) (f)	70,000		75,463
6.50%, 10/06/2033 (Callable 07/06/2033) (f)	45,000		49,801
5.63%, 04/04/2034 (Callable 01/04/2034) (f)	25,000		26,207
			383,920

Consumer Finance - 0.6%
American Express Co.
5.09% to 01/30/2030 then SOFR + 1.02%, 01/30/2031 (Callable 01/30/2030)	130,000		134,156
5.02% to 04/25/2030 then SOFR + 1.44%, 04/25/2031 (Callable 04/25/2030)	210,000		216,643
Capital One Financial Corp.
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)	130,000		129,931
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	210,000		237,590
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	15,000		16,004
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (Callable 01/30/2035)	95,000		99,449
Synchrony Financial
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	195,000		200,164
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	80,000		82,512
			1,116,449

Crude Petroleum Extraction - 0.3%
BHP Billiton Finance USA Ltd.
5.13%, 02/21/2032 (Callable 12/21/2031)	30,000		31,183
4.90%, 02/28/2033 (Callable 11/28/2032)	95,000		97,122
5.25%, 09/08/2033 (Callable 06/08/2033)	15,000		15,629
Enterprise Products Operating LLC
4.60%, 01/15/2031 (Callable 12/15/2030)	120,000		121,607
5.20%, 01/15/2036 (Callable 10/15/2035)	85,000		86,730
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000		16,839
TotalEnergies Capital SA
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000		169,773
5.43%, 09/10/2064 (Callable 03/10/2064)	45,000		42,418
			581,301

Direct Life Insurance Carriers - 0.1%
Sammons Financial Group Global Funding, 4.95%, 06/12/2030 (f)	110,000		111,738

Distilleries - 0.1%
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (f)	100,000		101,528

Diversified Telecommunication Services - 0.2%
AT&T, Inc., 1.65%, 02/01/2028 (Callable 12/01/2027)	360,000		343,330
Verizon Communications, Inc., 5.88%, 11/30/2055 (Callable 05/30/2055)	55,000		54,536
			397,866

Electric Utilities - 3.6%
Alabama Power Co.
4.30%, 03/15/2031 (Callable 01/15/2031)	195,000		195,860
5.10%, 04/02/2035 (Callable 10/02/2034)	25,000		25,649
3.45%, 10/01/2049 (Callable 04/01/2049)	55,000		39,329
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000		47,134
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000		46,467
2.55%, 06/15/2031 (Callable 03/15/2031)	164,000		149,597
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000		26,133
4.95%, 09/15/2035 (Callable 06/15/2035)	225,000		223,670
5.00%, 08/15/2052 (Callable 02/15/2052)	30,000		26,614
Edison International
6.25%, 03/15/2030 (Callable 02/15/2030)	115,000		120,421
5.25%, 03/15/2032 (Callable 01/15/2032)	25,000		25,040
Eversource Energy
4.45%, 12/15/2030 (Callable 11/15/2030)	30,000		29,881
5.13%, 05/15/2033 (Callable 02/15/2033)	175,000		177,135
5.50%, 01/01/2034 (Callable 10/01/2033)	83,000		85,582
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027) (i)	50,000		49,839
Georgia Power Co.
4.00%, 10/01/2028 (Callable 09/01/2028)	115,000		115,711
4.55%, 03/15/2030 (Callable 01/15/2030)	65,000		66,170
5.20%, 03/15/2035 (Callable 09/15/2034)	75,000		77,156
4.75%, 09/01/2040	50,000		47,661
Interstate Power and Light Co., 5.60%, 06/29/2035 (Callable 03/29/2035)	105,000		109,537
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034)	35,000		35,488
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000		162,771
Pacific Gas and Electric Co.
6.10%, 01/15/2029 (Callable 12/15/2028)	85,000		89,081
4.55%, 07/01/2030 (Callable 01/01/2030)	95,000		94,707
2.50%, 02/01/2031 (Callable 11/01/2030)	255,000		230,101
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000		42,000
5.05%, 10/15/2032 (Callable 08/15/2032)	45,000		45,337
6.15%, 01/15/2033 (Callable 10/15/2032)	143,000		152,065
6.95%, 03/15/2034 (Callable 12/15/2033)	177,000		197,717
5.80%, 05/15/2034 (Callable 02/15/2034)	200,000		208,162
3.30%, 08/01/2040 (Callable 02/01/2040)	50,000		38,081
4.60%, 06/15/2043 (Callable 12/15/2042)	18,000		15,091
4.75%, 02/15/2044 (Callable 08/15/2043)	35,000		29,780
4.30%, 03/15/2045 (Callable 09/15/2044)	43,000		34,374
4.95%, 07/01/2050 (Callable 01/01/2050)	24,000		20,371
3.50%, 08/01/2050 (Callable 02/01/2050)	35,000		23,738
6.75%, 01/15/2053 (Callable 07/15/2052)	151,000		161,909
5.90%, 10/01/2054 (Callable 04/01/2054)	86,000		83,134
6.10%, 10/15/2055 (Callable 04/15/2055)	60,000		59,226
PacifiCorp
5.75%, 04/01/2037	35,000		35,631
6.25%, 10/15/2037	9,000		9,432
5.35%, 12/01/2053 (Callable 06/01/2053)	65,000		57,339
5.50%, 05/15/2054 (Callable 11/15/2053)	105,000		94,253
5.80%, 01/15/2055 (Callable 07/15/2054)	10,000		9,367
Pinnacle West Capital Corp.
4.90%, 05/15/2028 (Callable 04/15/2028)	73,000		74,407
5.15%, 05/15/2030 (Callable 04/15/2030)	95,000		98,026
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	190,000		192,962
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033 (Callable 07/15/2033)	35,000		37,818
Southern California Edison Co.
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000		45,468
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000		98,211
6.00%, 01/15/2034	35,000		36,869
5.20%, 06/01/2034 (Callable 03/01/2034)	85,000		85,639
5.45%, 03/01/2035 (Callable 12/01/2034)	115,000		116,868
3.90%, 03/15/2043 (Callable 09/15/2042)	25,000		19,349
4.65%, 10/01/2043 (Callable 04/01/2043)	45,000		38,491
4.00%, 04/01/2047 (Callable 10/01/2046)	13,000		9,798
4.13%, 03/01/2048 (Callable 09/01/2047)	132,000		100,950
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000		49,190
5.45%, 06/01/2052 (Callable 12/01/2051)	82,000		74,298
5.70%, 03/01/2053 (Callable 09/01/2052)	88,000		82,356
5.88%, 12/01/2053 (Callable 06/01/2053)	65,000		62,560
5.90%, 03/01/2055 (Callable 09/01/2054)	25,000		24,202
6.20%, 09/15/2055 (Callable 03/15/2055)	30,000		30,357
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000		45,875
5.70%, 03/15/2034 (Callable 09/15/2033)	60,000		63,320
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000		39,596
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	45,000		46,323
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033) (h)	80,000		82,096
5.00%, 01/15/2034 (Callable 10/15/2033)	130,000		132,177
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000		45,761
5.15%, 03/15/2035 (Callable 12/15/2034)	100,000		102,100
4.90%, 09/15/2035 (Callable 06/15/2035)	270,000		269,394
4.20%, 05/15/2045 (Callable 11/15/2044)	10,000		8,319
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000		28,393
5.65%, 03/15/2055 (Callable 09/15/2054)	45,000		44,390
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	60,000		62,083
Xcel Energy, Inc.
4.60%, 06/01/2032 (Callable 12/01/2031)	55,000		54,812
5.60%, 04/15/2035 (Callable 10/15/2034)	180,000		186,878
			6,103,077

Gas Utilities - 0.1%
Southern California Gas Co.
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000		50,124
6.00%, 06/15/2055 (Callable 12/15/2054)	175,000		180,382
			230,506

Ground Transportation - 0.3%
CSX Corp., 5.05%, 06/15/2035 (Callable 03/15/2035)	310,000		316,292
Uber Technologies, Inc., 4.80%, 09/15/2035 (Callable 06/15/2035)	265,000		263,781
			580,073

Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.91%, 11/22/2032 (Callable 08/22/2032)	100,000		107,910
5.50%, 06/15/2035 (Callable 03/15/2035)	100,000		104,171
4.95%, 12/15/2035 (Callable 09/15/2035)	60,000		60,113
			272,194

Health Care Providers & Services - 1.0%
Cardinal Health, Inc.
5.00%, 11/15/2029 (Callable 10/15/2029)	195,000		200,533
4.50%, 09/15/2030 (Callable 08/15/2030)	240,000		242,530
Centene Corp.
2.50%, 03/01/2031 (Callable 12/01/2030)	65,000		56,153
2.63%, 08/01/2031 (Callable 05/01/2031)	120,000		103,303
Cigna Group, 4.88%, 09/15/2032 (Callable 07/15/2032)	135,000		137,008
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	65,000		62,799
1.75%, 08/21/2030 (Callable 05/21/2030)	15,000		13,342
1.88%, 02/28/2031 (Callable 11/28/2030)	85,000		74,692
2.13%, 09/15/2031 (Callable 06/15/2031)	70,000		61,576
5.45%, 09/15/2035 (Callable 06/15/2035)	20,000		20,512
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	150,000		155,255
5.55%, 05/01/2035 (Callable 02/01/2035)	130,000		133,098
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	115,000		115,060
UnitedHealth Group, Inc.
5.30%, 06/15/2035 (Callable 03/15/2035)	55,000		57,096
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000		8,373
2.75%, 05/15/2040 (Callable 11/15/2039)	50,000		37,557
5.88%, 02/15/2053 (Callable 08/15/2052)	40,000		40,530
5.38%, 04/15/2054 (Callable 10/15/2053)	150,000		142,116
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000		26,090
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000		25,765
5.75%, 07/15/2064 (Callable 01/15/2064)	70,000		68,697
			1,782,085

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.
5.00%, 02/13/2036 (Callable 11/13/2035)	140,000		141,462
3.63%, 09/01/2049 (Callable 03/01/2049)	125,000		92,402
			233,864

Insurance - 0.1%
Travelers Cos., Inc., 5.05%, 07/24/2035 (Callable 04/24/2035)	135,000		137,544

Interactive Media & Services - 0.7%
Alphabet, Inc.
5.35%, 11/15/2045 (Callable 05/15/2045)	275,000		274,286
5.30%, 05/15/2065 (Callable 11/15/2064)	235,000		221,918
5.70%, 11/15/2075 (Callable 05/15/2075)	185,000		182,982
Meta Platforms, Inc.
5.50%, 11/15/2045 (Callable 05/15/2045)	225,000		219,438
5.40%, 08/15/2054 (Callable 02/15/2054)	10,000		9,341
5.63%, 11/15/2055 (Callable 05/15/2055)	40,000		38,498
5.55%, 08/15/2064 (Callable 02/15/2064)	135,000		125,764
5.75%, 11/15/2065 (Callable 05/15/2065)	225,000		215,724
			1,287,951

IT Services - 0.1%
International Business Machines Corp., 4.80%, 02/10/2030 (Callable 01/10/2030)	175,000		179,274

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc., 4.47%, 10/07/2032 (Callable 08/07/2032)	335,000		336,616

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030 (Callable 04/29/2030)	110,000		112,692
5.61%, 03/11/2034 (Callable 12/11/2033)	125,000		131,892
			244,584

Media - 0.3%
Comcast Corp.
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000		29,947
3.75%, 04/01/2040 (Callable 10/01/2039)	250,000		206,812
2.89%, 11/01/2051 (Callable 05/01/2051)	75,000		44,168
Paramount Global
4.95%, 01/15/2031 (Callable 10/15/2030)	30,000		28,884
4.38%, 03/15/2043	179,000		124,955
5.85%, 09/01/2043 (Callable 03/01/2043)	135,000		111,564
4.95%, 05/19/2050 (Callable 11/19/2049)	50,000		35,074
			581,404

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.65%, 02/01/2034 (Callable 11/01/2033)	45,000		47,531
6.55%, 06/01/2034 (Callable 03/01/2034)	140,000		147,591
6.38%, 10/23/2035 (Callable 04/23/2035)	265,000		274,039
5.85%, 12/01/2035 (Callable 09/01/2035)	20,000		20,010
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000		20,220
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000		53,737
5.75%, 04/01/2048 (Callable 10/01/2047)	55,000		47,110
5.13%, 07/01/2049 (Callable 01/01/2049)	70,000		55,024
5.25%, 04/01/2053 (Callable 10/01/2052)	60,000		47,712
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000		32,870
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031) (f)	110,000		98,208
5.45%, 09/01/2034 (Callable 06/01/2034) (f)	30,000		29,579
5.95%, 09/01/2054 (Callable 03/01/2054) (f)	115,000		101,070
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000		26,444
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000		38,706
			1,039,851

Multi-Utilities - 0.4%
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	121,000		125,447
Dominion Energy, Inc., 5.00%, 06/15/2030 (Callable 05/15/2030)	115,000		118,311
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000		149,846
5.40%, 06/30/2033 (Callable 03/30/2033)	20,000		20,796
5.35%, 07/15/2035 (Callable 04/15/2035)	185,000		189,547
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030 (Callable 02/15/2030)	115,000		117,742
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000		31,057
			752,746

Natural Gas Distribution - 0.4%
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032) (f)	110,000		109,320
Puget Energy, Inc.
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000		48,130
5.73%, 03/15/2035 (Callable 12/15/2034)	320,000		330,004
Southern Co. Gas Capital Corp., 5.10%, 09/15/2035 (Callable 03/15/2035)	140,000		141,723
			629,177

Offices of Other Holding Companies - 0.5%
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031) (f)	400,000		424,840
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (Callable 10/15/2035) (f)	110,000		111,917
6.25%, 03/01/2056 (Callable 09/01/2055) (f)	30,000		29,933
6.38%, 04/15/2066 (Callable 10/15/2065) (f)	235,000		234,572
			801,262

Oil, Gas & Consumable Fuels - 1.7%
Aker BP ASA
5.13%, 10/01/2034 (Callable 07/01/2034) (f)	150,000		147,131
5.80%, 10/01/2054 (Callable 04/01/2054) (f)	150,000		137,388
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (Callable 04/30/2035) (f)	215,000		220,498
Coterra Energy, Inc., 5.60%, 03/15/2034 (Callable 12/15/2033)	113,000		116,717
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	105,000		107,725
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000		30,538
5.75%, 04/18/2054 (Callable 10/18/2053)	5,000		4,749
5.90%, 04/18/2064 (Callable 10/18/2063)	35,000		33,212
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034) (f)	115,000		119,634
Energy Transfer LP, 5.00%, 05/15/2050 (Callable 11/15/2049)	40,000		33,625
EOG Resources, Inc.
4.40%, 01/15/2031 (Callable 12/15/2030)	10,000		10,053
5.00%, 07/15/2032 (Callable 05/15/2032)	80,000		82,101
5.35%, 01/15/2036 (Callable 10/15/2035)	70,000		72,118
5.65%, 12/01/2054 (Callable 06/01/2054)	55,000		54,003
Equinor ASA, 3.63%, 04/06/2040 (Callable 10/06/2039)	45,000		38,257
Hess Corp.
7.88%, 10/01/2029	80,000		90,599
7.13%, 03/15/2033	8,000		9,282
MPLX LP
4.80%, 02/15/2031 (Callable 01/15/2031)	215,000		217,824
5.00%, 01/15/2033 (Callable 11/15/2032)	195,000		196,411
5.50%, 06/01/2034 (Callable 03/01/2034)	160,000		163,599
5.40%, 09/15/2035 (Callable 06/15/2035)	50,000		50,474
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	115,000		115,775
6.10%, 11/15/2032 (Callable 08/15/2032)	15,000		16,112
6.05%, 09/01/2033 (Callable 06/01/2033)	90,000		96,066
5.05%, 11/01/2034 (Callable 08/01/2034)	230,000		228,554
5.40%, 10/15/2035 (Callable 07/15/2035)	65,000		65,839
6.63%, 09/01/2053 (Callable 03/01/2053)	15,000		15,787
Targa Resources Corp.
6.50%, 03/30/2034 (Callable 12/30/2033)	45,000		49,208
5.55%, 08/15/2035 (Callable 05/15/2035)	170,000		174,643
5.65%, 02/15/2036 (Callable 11/15/2035)	65,000		66,977
5.40%, 07/30/2036 (Callable 04/30/2036)	135,000		135,554
			2,900,453

Open-End Investment Funds - 0.3%
Ares Strategic Income Fund
5.80%, 09/09/2030 (Callable 08/09/2030) (f)	110,000		111,221
5.15%, 01/15/2031 (Callable 12/15/2030) (f)	190,000		186,724
Prologis Targeted US Logistics Fund LP
4.25%, 01/15/2031 (Callable 12/15/2030) (f)	55,000		54,669
4.75%, 01/15/2036 (Callable 10/15/2035) (f)	165,000		162,014
			514,628

Optical Supplies - 0.0%(g)
VSP Optical Group, Inc., 5.45%, 12/01/2035 (Callable 09/01/2035) (f)	25,000		25,228

Other Electric Power Generation - 1.0%
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	105,000		110,682
Baltimore Gas and Electric Co., 5.45%, 06/01/2035 (Callable 03/01/2035)	65,000		67,557
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030 (Callable 07/01/2030)	30,000		26,774
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000		87,292
5.50%, 03/15/2055 (Callable 09/15/2054)	105,000		102,397
5.75%, 11/15/2055 (Callable 05/15/2055)	50,000		50,120
Duke Energy Carolinas LLC, 5.30%, 02/15/2040	86,000		87,246
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000		51,456
Duke Energy Progress LLC
5.05%, 03/15/2035 (Callable 12/15/2034)	145,000		147,796
5.55%, 03/15/2055 (Callable 09/15/2054)	75,000		74,564
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033) (f)	10,000		10,593
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	285,000		262,458
NSTAR Electric Co.
5.40%, 06/01/2034 (Callable 03/01/2034)	45,000		46,828
5.20%, 03/01/2035 (Callable 12/01/2034)	155,000		158,717
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	65,000		58,612
Ohio Edison Co.
4.95%, 12/15/2029 (Callable 11/15/2029) (f)	45,000		46,073
5.50%, 01/15/2033 (Callable 10/15/2032) (f)	25,000		26,096
San Diego Gas & Electric Co., 5.40%, 04/15/2035 (Callable 01/15/2035)	155,000		160,790
Southern Power Co., 4.90%, 10/01/2035 (Callable 04/01/2035)	125,000		123,964
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030) (f)	30,000		30,872
			1,730,887

Personal Care Products - 0.1%
Kenvue, Inc.
4.85%, 05/22/2032 (Callable 03/22/2032)	155,000		158,937
5.05%, 03/22/2053 (Callable 09/22/2052)	80,000		73,243
			232,180

Pharmaceuticals - 0.5%
Eli Lilly & Co.
4.55%, 10/15/2032 (Callable 08/15/2032)	290,000		294,478
5.50%, 02/12/2055 (Callable 08/12/2054)	70,000		70,603
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	380,000		383,020
Viatris, Inc., 4.00%, 06/22/2050 (Callable 12/22/2049)	75,000		50,197
			798,298

Pipeline Transportation of Crude Oil - 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 5.60%, 01/15/2036 (Callable 10/15/2035)	90,000		91,298

Pipeline Transportation of Natural Gas - 0.3%
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (Callable 08/01/2031) (f)	36,000		36,737
5.00%, 11/17/2032 (Callable 09/17/2032) (f)	105,000		105,201
5.68%, 01/15/2034 (Callable 10/15/2033) (f)	80,000		82,814
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000		20,787
5.55%, 03/15/2054 (Callable 09/15/2053)	90,000		88,318
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	150,000		143,390
			477,247

Retail REITs - 0.2%
Realty Income Corp.
4.50%, 02/01/2033 (Callable 12/01/2032)	230,000		227,976
5.13%, 04/15/2035 (Callable 01/15/2035)	100,000		101,958
			329,934

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc., 4.60%, 01/15/2036 (Callable 10/15/2035)	150,000		148,076
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	45,000		45,186
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000		66,988
4.20%, 10/15/2030 (Callable 09/15/2030)	210,000		210,135
5.20%, 07/15/2035 (Callable 04/15/2035)	90,000		92,484
Intel Corp.
4.15%, 08/05/2032 (Callable 05/05/2032)	65,000		62,785
5.20%, 02/10/2033 (Callable 11/10/2032)	30,000		30,662
4.10%, 05/11/2047 (Callable 11/11/2046)	50,000		38,061
3.73%, 12/08/2047 (Callable 06/08/2047)	205,000		146,976
3.25%, 11/15/2049 (Callable 05/15/2049)	43,000		27,547
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000		61,656
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000		77,486
Micron Technology, Inc., 5.65%, 11/01/2032 (Callable 09/01/2032)	115,000		121,153
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	180,000		152,681
QUALCOMM, Inc.
4.75%, 05/20/2032 (Callable 03/20/2032)	85,000		86,978
4.80%, 05/20/2045 (Callable 11/20/2044)	40,000		36,752
			1,405,606

Software - 0.6%
Oracle Corp.
4.80%, 09/26/2032 (Callable 07/26/2032)	275,000		266,887
4.90%, 02/06/2033 (Callable 11/06/2032)	20,000		19,316
4.30%, 07/08/2034 (Callable 01/08/2034)	145,000		131,412
4.70%, 09/27/2034 (Callable 06/27/2034)	100,000		93,024
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000		40,485
3.60%, 04/01/2040 (Callable 10/01/2039)	37,000		27,551
3.65%, 03/25/2041 (Callable 09/25/2040)	18,000		13,182
3.60%, 04/01/2050 (Callable 10/01/2049)	122,000		76,384
3.95%, 03/25/2051 (Callable 09/25/2050)	110,000		72,767
5.55%, 02/06/2053 (Callable 08/06/2052)	71,000		59,157
5.38%, 09/27/2054 (Callable 03/27/2054)	79,000		64,177
6.00%, 08/03/2055 (Callable 02/03/2055)	80,000		70,860
4.10%, 03/25/2061 (Callable 09/25/2060)	45,000		29,133
5.50%, 09/27/2064 (Callable 03/27/2064)	65,000		52,110
			1,016,445

Specialized REITs - 0.2%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	23,000		22,835
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000		68,696
2.25%, 01/15/2031 (Callable 10/15/2030)	200,000		179,027
2.10%, 04/01/2031 (Callable 01/01/2031)	25,000		22,098
			292,656

Specialty Retail - 0.1%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	43,000		47,987
5.40%, 07/15/2034 (Callable 04/15/2034)	20,000		20,775
O'Reilly Automotive, Inc.
4.70%, 06/15/2032 (Callable 03/15/2032)	57,000		57,697
5.00%, 08/19/2034 (Callable 05/19/2034)	40,000		40,389
			166,848

Support Activities for Metal Mining - 0.0%(g)
Rio Tinto Finance USA PLC
5.00%, 03/14/2032 (Callable 01/14/2032)	20,000		20,689
5.88%, 03/14/2065 (Callable 09/14/2064)	65,000		67,434
			88,123

Support Activities for Oil and Gas Operations - 0.3%
ConocoPhillips Co.
3.80%, 03/15/2052 (Callable 09/15/2051)	117,000		86,773
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000		32,732
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000		58,659
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000		58,117
5.65%, 01/15/2065 (Callable 06/15/2064)	95,000		91,631
Whistler Pipeline LLC
5.70%, 09/30/2031 (Callable 07/30/2031) (f)	60,000		62,432
5.95%, 09/30/2034 (Callable 06/30/2034) (f)	50,000		51,927
			442,271

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054 (Callable 04/15/2054)	175,000		162,740

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
5.10%, 03/11/2030 (Callable 02/11/2030)	75,000		77,172
5.50%, 03/11/2035 (Callable 12/11/2034)	45,000		46,120
			123,292

Tobacco - 0.4%
Philip Morris International, Inc.
4.38%, 11/01/2027	40,000		40,425
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000		41,834
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000		227,689
5.13%, 02/13/2031 (Callable 12/13/2030)	80,000		83,017
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000		148,257
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000		52,403
5.63%, 09/07/2033 (Callable 06/07/2033)	35,000		37,248
			630,873

Tobacco Product and Electronic Cigarette Merchant Wholesalers - 0.1%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	50,000		53,162
5.63%, 08/15/2035 (Callable 05/15/2035)	65,000		67,917
			121,079

Truck, Utility Trailer, and RV (Recreational Vehicle) Rental and Leasing - 0.1%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026) (f)	55,000		55,273
6.05%, 08/01/2028 (Callable 07/01/2028) (f)	50,000		52,166
			107,439

Trust, Fiduciary, and Custody Activities - 0.5%
Athene Global Funding
4.72%, 10/08/2029 (f)	75,000		75,190
2.65%, 10/04/2031 (f)	280,000		248,102
Equitable America Global Funding, 4.70%, 09/15/2032 (f)	275,000		274,536
Equitable Financial Life Global Funding, 5.00%, 03/27/2030 (f)	85,000		87,049
GA Global Funding Trust, 4.50%, 09/18/2030 (f)	265,000		262,559
			947,436

Wireless Telecommunications Carriers (except Satellite) - 0.3%
T-Mobile USA, Inc.
2.55%, 02/15/2031 (Callable 11/15/2030)	305,000		278,957
5.13%, 05/15/2032 (Callable 03/15/2032)	55,000		56,698
5.05%, 07/15/2033 (Callable 04/15/2033)	20,000		20,450
5.75%, 01/15/2034 (Callable 10/15/2033)	35,000		37,202
4.70%, 01/15/2035 (Callable 10/15/2034)	85,000		83,697
			477,004
TOTAL CORPORATE OBLIGATIONS (Cost $41,745,523)			41,729,266

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%	Par		Value
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 01/25/2026) (d)(f)	18,811		17,484
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 01/25/2026) (d)(f)	30,973		29,975
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 01/25/2026) (d)(f)	65,530		57,777
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 01/25/2026) (d)(f)	67,821		59,262
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 01/25/2026) (d)(f)	110,140		94,023
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 01/25/2026) (d)(f)	160,717		140,588
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 01/25/2026) (d)(f)	123,081		111,089
Series 2022-2, Class A1, 3.35%, 01/25/2067 (Callable 01/25/2026) (d)(f)	39,774		38,188
AREIT Trust, Series 2025-CRE11, Class A, 5.55% (1 mo. Term SOFR + 1.55%), 07/25/2043 (Callable 07/18/2028) (f)	260,000		260,650
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2026) (d)(f)	32,577		31,870
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2026) (d)(f)	32,812		31,625
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 5.26% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026) (f)	420,000		420,709
BANK
Series 2019-BN18, Class XA, 0.88%, 05/15/2062 (Callable 02/15/2029) (c)(d)	960,840		23,171
Series 2019-BN20, Class XA, 0.81%, 09/15/2062 (Callable 07/15/2029) (c)(d)	1,121,017		28,651
Series 2019-BN22, Class XA, 0.58%, 11/15/2062 (Callable 08/15/2029) (c)(d)	1,280,807		25,275
Series 2019-BN23, Class XA, 0.68%, 12/15/2052 (Callable 09/15/2029) (c)(d)	2,101,386		46,961
Series 2019-BN24, Class XA, 0.63%, 11/15/2062 (Callable 09/15/2029) (c)(d)	969,436		21,561
Series 2020-BN26, Class XA, 1.19%, 03/15/2063 (Callable 12/15/2029) (c)(d)	934,328		34,397
Series 2020-BN28, Class XA, 1.76%, 03/15/2063 (Callable 07/15/2030) (c)(d)	1,495,521		98,622
Series 2023-BNK45, Class XA, 1.07%, 02/15/2056 (Callable 10/15/2032) (c)(d)	885,284		49,999
Battalion CLO Ltd., Series 2024-25A, Class B, 6.08% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026) (f)	315,000		315,384
BBCMS Mortgage Trust, Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032) (d)	90,000		84,102
BBCMS Mortgage Trust 2024-5C27, Series 2024-C28, Class XA, 1.11%, 09/15/2057 (Callable 05/15/2034) (c)(d)	996,473		73,786
BBCMS Trust
Series 2024-C24, Class XA, 1.62%, 02/15/2057 (Callable 11/15/2033) (c)(d)	992,113		91,963
Series 2025-C32, Class XA, 1.13%, 02/15/2062 (Callable 10/15/2034) (c)(d)	998,676		82,179
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.22%, 03/15/2062 (Callable 02/15/2029) (c)(d)	1,224,338		40,011
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	2,224		2,217
Series 2019-B12, Class XA, 1.02%, 08/15/2052 (Callable 05/15/2029) (c)(d)	863,548		21,474
Series 2020-B18, Class XA, 1.73%, 07/15/2053 (Callable 08/15/2030) (c)(d)	318,705		15,685
Series 2020-B22, Class XA, 1.49%, 01/15/2054 (Callable 11/15/2030) (c)(d)	738,487		44,184
Series 2023-B39, Class XA, 0.57%, 07/15/2056 (Callable 03/15/2033) (c)(d)	1,824,691		63,674
Series 2023-B40, Class XA, 1.17%, 12/15/2056 (Callable 10/15/2033) (c)(d)	966,310		51,668
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 01/25/2026) (d)(f)	75,244		69,395
BMO Mortgage Trust, Series 2024-C9, Class XA, 0.86%, 07/15/2057 (Callable 05/15/2034) (c)(d)	1,071,041		66,435
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.45% (1 mo. Term SOFR + 1.60%), 12/15/2042 (f)	320,000		320,950
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041 (d)(f)	195,000		200,254
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 03/25/2026) (d)(f)	36,571		33,776
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 01/25/2026) (d)(f)	15,654		15,338
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.90%, 04/13/2041 (d)(f)	100,000		101,277
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.31%, 05/05/2042 (d)(f)	230,000		238,493
BX Trust
Series 2024-PAT, Class A, 5.84% (1 mo. Term SOFR + 2.09%), 03/15/2041 (f)	85,000		85,206
Series 2025-ARIA, Class A, 5.03%, 12/13/2042 (d)(f)	80,000		80,905
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/2040 (d)(f)	180,000		183,245
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312		295,393
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000		501,125
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 04/25/2041) (d)(f)	11,791		11,651
COLT Funding LLC, Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 01/25/2026) (d)(f)	132,746		114,168
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 01/25/2026) (d)(f)	30,853		29,318
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 01/25/2026) (d)(f)	240,529		210,038
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 01/25/2026) (d)(f)	102,205		89,308
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 01/25/2026) (d)(f)	201,127		173,638
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 01/25/2026) (d)(f)	281,471		244,909
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 01/25/2026) (d)(f)	310,561		281,894
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027) (f)	100,000		96,586
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027) (f)	100,000		94,749
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 05/15/2027) (f)	69,681		70,588
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044 (f)	115,000		121,318
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029) (d)(f)	80,000		81,946
Computershare Corporate Trust, Series 2024-C63, Class XA, 1.00%, 08/15/2057 (Callable 05/15/2034) (c)(d)	1,354,841		94,921
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 09/25/2042) (d)(f)	16,677		15,446
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 01/25/2026) (f)(i)	44,856		43,223
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 01/25/2026) (d)(f)	128,386		115,664
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 01/25/2026) (d)(f)	107,301		91,822
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 01/25/2026) (d)(f)	251,550		216,638
Series 2021-NQM8, Class A1, 2.84%, 10/25/2066 (Callable 01/25/2026) (d)(f)	139,835		127,094
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 01/25/2026) (d)(f)	375,962		345,650
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000		215,356
Series 2018-C1, Class XA, 0.18%, 10/15/2051 (Callable 07/15/2028) (c)(d)	10,712,498		47,575
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000		471,435
Series 2020-C9, Class XA, 1.59%, 09/15/2053 (Callable 08/15/2030) (c)(d)	244,409		10,389
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/2040 (d)(f)	90,000		91,313
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 01/25/2026) (d)(f)	43,427		39,037
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 01/25/2026) (d)(f)	50,655		43,255
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 01/25/2026) (d)(f)	169,239		149,197
Series 2025-INV5, Class A1, 5.08%, 12/01/2070 (Callable 11/25/2028) (d)(f)	189,000		189,553
Elmwood CLO Ltd., Series 2023-2A, Class BR, 5.64% (3 mo. Term SOFR + 1.75%), 04/16/2036 (Callable 07/16/2026) (f)	250,000		249,993
Extended Stay America Trust, Series 2025-ESH, Class A, 5.05% (1 mo. Term SOFR + 1.30%), 10/15/2042 (f)	100,000		100,383
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (f)	110,477		110,474
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (f)	404,492		404,479
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 01/25/2026) (d)(f)	75,461		67,805
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 01/25/2026) (d)(f)	122,200		108,015
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 01/25/2026) (d)(f)	188,121		158,462
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 03/25/2028) (d)(f)	84,757		79,379
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.61%, 02/13/2053 (Callable 10/13/2029) (c)(d)	1,341,885		27,014
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2026) (f)	137,650		121,231
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 01/10/2026)	714		707
HIH Trust, Series 2024-61P, Class A, 5.59% (1 mo. Term SOFR + 1.84%), 10/15/2041 (f)	108,378		108,812
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039 (d)(f)	100,000		101,282
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 01/25/2026) (d)(f)	97,573		83,195
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 01/25/2026) (f)(i)	368,952		359,566
INT Commercial Mortgage Trust 2025-PLAZA, Series 2025-PLAZA, Class A, 4.88%, 11/05/2037 (d)(f)	160,000		160,808
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 01/16/2026) (f)	90,000		81,450
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (Callable 01/25/2026) (f)(i)	101,778		101,860
Madison Avenue Trust, Series 2025-11MD, Class A, 4.75%, 10/15/2042 (d)(f)	355,000		357,052
Mcp Holding Co. LLC, Series 2024-70P, Class A, 5.31%, 03/10/2041 (d)(f)	425,000		430,279
MF1, Ltd., Series 2022-FL8, Class AS, 5.48% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 01/17/2026) (f)	260,000		259,428
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 01/25/2026) (d)(f)	10,048		9,617
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 01/25/2026) (d)(f)	41,849		39,675
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 01/25/2026) (d)(f)	67,691		60,199
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 03/25/2035) (d)(f)	6,784		6,753
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 08/25/2040) (d)(f)	72,737		71,581
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000		174,093
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 4.25%, 02/25/2065 (Callable 09/25/2028) (d)(f)	333,792		326,720
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (Callable 09/15/2033) (c)(d)	235,215		13,196
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 09/25/2031) (d)(f)	20,926		20,413
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 02/25/2033) (d)(f)	19,157		18,489
Series 2017-5A, Class A1, 5.61% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 12/25/2028) (f)	11,934		12,088
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 07/25/2033) (d)(f)	52,358		51,389
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 12/25/2035) (d)(f)	112,783		110,645
Series 2018-4A, Class A1S, 4.60% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 10/25/2029) (f)	39,420		38,772
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 12/25/2032) (d)(f)	76,369		74,107
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 02/25/2036) (d)(f)	54,212		51,593
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 01/25/2026) (d)(f)	12,780		12,350
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 01/25/2026) (d)(f)	28,573		27,505
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 01/25/2026) (d)(f)	189,155		171,363
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 01/25/2026) (d)(f)	310,002		283,361
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065 (Callable 12/25/2028) (d)(f)	100,000		100,270
Series 2025-NQM7, Class A2, 5.26%, 10/26/2065 (Callable 12/25/2028) (f)(i)	360,000		361,416
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 01/25/2026) (d)(f)	195,540		173,391
North Park Mortgage Trust, Series 2025-PARK, Class A, 5.14% (1 mo. Term SOFR + 1.39%), 10/15/2040 (f)	210,000		210,457
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.66%, 02/10/2047 (d)(f)	65,000		68,304
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 4.96% (1 mo. Term SOFR + 1.21%), 02/15/2042 (f)	195,000		193,901
OBX Trust, Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 01/25/2026) (d)(f)	113,366		100,103
Pretium Mortgage Credit Partners LLC
Series 2025-NPL14, Class A1, 5.27%, 12/25/2055 (Callable 12/25/2026) (f)(i)	260,000		260,000
Series 2025-NPL4, Class A1, 6.37%, 04/25/2055 (Callable 05/25/2026) (f)(i)	326,028		327,865
Series 2025-NPL6, Class A1, 5.74%, 06/25/2055 (Callable 07/25/2026) (f)(i)	388,226		390,041
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (f)	321,453		316,502
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (f)	104,680		103,451
Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (f)	93,639		93,628
PRPM LLC, Series 2025-6, Class A1, 5.77%, 08/25/2028 (Callable 08/25/2026) (f)(i)	207,944		209,481
Rad CLO, Series 2021-12A, Class A1AR, 5.16% (3 mo. Term SOFR + 1.32%), 07/30/2040 (Callable 07/30/2027) (f)	315,000		315,481
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027) (f)	50,000		50,663
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000		74,275
Series 2020-COVE, Class A, 2.63%, 03/15/2037 (f)	355,000		340,202
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 01/25/2026) (d)(f)	197,131		164,947
SHR Trust, Series 2024-LXRY, Class A, 5.70% (1 mo. Term SOFR + 1.95%), 10/15/2041 (f)	450,000		451,663
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 01/25/2026) (d)(f)	6,793		6,661
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 01/25/2026) (d)(f)	67,693		64,001
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 01/25/2026) (d)(f)	21,212		20,207
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 01/25/2026) (d)(f)	205,275		182,810
TEXAS Commercial Mortgage Trust 2025-TWR, Series 2025-TWR, Class A, 5.04% (1 mo. Term SOFR + 1.29%), 04/15/2042 (f)	325,000		325,797
Texas Debt Capital CLO Ltd., Series 2023-1A, Class BR, 5.53% (3 mo. Term SOFR + 1.65%), 07/20/2038 (Callable 07/20/2027) (f)	250,000		249,992
Towd Point Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 05/25/2028) (d)(f)	4,118		4,096
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 03/25/2032) (d)(f)	20,919		20,787
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 07/25/2030) (d)(f)	41,890		41,351
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2029) (d)(f)	132,044		129,178
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (f)	502,635		499,925
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 01/25/2026) (d)(f)	48,892		44,894
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 01/25/2026) (d)(f)	88,606		75,298
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 01/25/2026) (d)(f)	294,603		257,765
Series 2021-8, Class A1, 2.82%, 11/25/2066 (Callable 01/25/2026) (d)(f)	136,547		126,993
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 01/25/2026) (d)(f)	40,532		38,267
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 01/25/2026) (f)(i)	222,048		209,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,679,447)			20,276,658

ASSET-BACKED SECURITIES - 6.7%	Par		Value
Affirm, Inc., Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026) (f)	125,000		125,198
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 6.12%, 01/25/2061 (Callable 01/25/2026) (f)(i)	44,878		44,910
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026) (f)	210,000		212,121
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 01/20/2028) (f)	100,000		102,183
Angel Oak Mortgage Trust LLC, Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 01/25/2026) (d)(f)	128,217		111,736
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 02/15/2029) (f)	140,000		142,628
Benefit Street Partners CLO Ltd., Series 2023-31A, Class BR, 5.61% (3 mo. Term SOFR + 1.75%), 04/25/2038 (Callable 04/25/2027) (f)	250,000		250,458
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (f)	88,884		75,516
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 01/15/2026) (f)	85,819		72,561
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 01/15/2026) (f)	93,133		75,711
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (Callable 02/15/2026) (f)	106,216		104,930
Credit Acceptance Corp., Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2028) (f)	305,000		312,441
CSMC Trust
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 11/25/2038) (d)(f)	141,232		128,793
Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (Callable 01/25/2026) (d)(f)	76,868		76,628
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027) (f)	590,400		527,809
DigitalBridge Group, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026) (f)	315,000		314,968
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027) (f)	175,000		173,850
Domino's SPV Guarantor LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026) (f)	72,000		69,487
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 01/25/2026) (f)	481,388		458,434
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 05/15/2030 (Callable 05/15/2030)	90,000		90,543
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89%, 04/16/2029 (Callable 02/15/2029) (f)	140,000		140,934
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028) (f)	55,000		56,153
GreenSky LLC, Series 2025-2A, Class A3, 5.02%, 06/25/2060 (f)	100,000		101,625
Hertz Global Holdings, Inc., Series 2025-2A, Class A, 5.13%, 09/25/2031 (Callable 09/25/2030) (f)	110,000		112,077
Intervest Capital Partners LLC, Series 2025-B, Class A2, 4.64%, 01/18/2033 (Callable 03/15/2029) (f)	141,000		141,609
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.65%, 11/25/2060 (Callable 01/25/2026) (f)(i)	56,143		56,228
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 08/15/2030) (f)	70,700		63,858
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 01/15/2031) (f)	121,011		108,066
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (f)	150,519		155,023
Ocwen Loan Investment Trust, Series 2025-HB2, Class A, 3.00%, 11/25/2038 (d)(f)	135,000		131,941
Pretium Mortgage Credit Partners LLC
Series 2025-NPL11, Class A1, 5.19%, 10/25/2055 (Callable 10/25/2026) (f)(i)	507,693		509,025
Series 2025-NPL7, Class A1, 5.66%, 07/25/2055 (Callable 07/25/2026) (f)(i)	253,829		254,818
Series 2025-NPL8, Class A1, 5.73%, 08/25/2055 (Callable 07/25/2026) (f)(i)	235,688		236,635
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (Callable 08/25/2026) (f)(i)	322,342		323,443
Series 2025-RPL5, Class A1, 4.15%, 01/25/2070 (Callable 10/25/2027) (f)(i)	356,448		351,045
Series 2025-RPL6, Class A1, 3.85%, 09/25/2069 (Callable 11/25/2027) (f)(i)	514,868		497,734
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (f)	361,802		359,528
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (f)	294,726		294,474
Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (f)	141,563		141,929
PRPM LLC
Series 2025-3, Class A1, 6.26%, 05/25/2030 (Callable 05/25/2026) (f)(i)	90,001		91,173
Series 2025-7, Class A1, 5.50%, 08/25/2030 (Callable 08/25/2026) (f)(i)	156,323		156,852
Series 2025-RPL3, Class A1, 3.25%, 04/25/2055 (Callable 04/25/2026) (f)(i)	550,194		533,427
RR, Ltd.
Series 2022-23A, Class A2R2, 5.55% (3 mo. Term SOFR + 1.65%), 07/15/2037 (Callable 07/15/2027) (f)	420,000		419,454
Series 2023-26A, Class A2R, 5.40% (3 mo. Term SOFR + 1.50%), 04/15/2038 (Callable 04/15/2026) (f)	250,000		249,496
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 11/20/2028) (f)	100,000		102,008
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 07/25/2031 (Callable 12/25/2027) (f)	37,345		37,808
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026) (f)	180,000		181,440
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027) (f)	100,000		101,469
Taco Bell Corp., Series 2018-1A, Class A2II, 4.94%, 11/25/2048 (Callable 02/25/2026) (f)	157,163		157,759
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026) (f)	725,085		677,412
Towd Point Mortgage Trust
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 07/25/2032) (f)	94,775		87,053
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d)(f)	376,808		338,224
Vericrest Opportunity Loan Transferee, Series 2021-NPL9, Class A1, 5.99%, 05/25/2051 (Callable 01/25/2026) (f)(i)	28,480		28,498
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027) (f)	205,000		206,756
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 06/24/2030 (Callable 06/24/2028) (f)	84,990		85,428
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 03/15/2026) (f)	156,353		153,891
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 03/05/2026) (f)	197,000		191,091
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028) (f)	225,000		229,634
TOTAL ASSET-BACKED SECURITIES (Cost $11,471,884)			11,535,923

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.5%	Par		Value
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000		182,200
5.00%, 07/15/2032 (Callable 04/15/2032) (f)	200,000		202,700
Israel Government International Bond, 5.38%, 02/19/2030	200,000		207,045
Mexico Government International Bond
5.38%, 03/22/2033 (Callable 01/22/2033)	400,000		397,800
6.00%, 05/07/2036 (Callable 02/07/2036)	200,000		203,150
6.88%, 05/13/2037 (Callable 02/13/2037)	200,000		213,900
6.63%, 01/29/2038 (Callable 10/29/2037)	400,000		418,400
Panama Government International Bond, 2.25%, 09/29/2032 (Callable 06/29/2032)	200,000		165,720
Romanian Government International Bond
5.88%, 01/30/2029 (f)	162,000		167,441
3.63%, 03/27/2032	340,000		311,903
7.50%, 02/10/2037 (f)	56,000		62,200
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,459,754)			2,532,459

MUNICIPAL DEBT OBLIGATIONS - 0.9%	Par		Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	94,985		106,700
County of Riverside CA
2.96%, 02/15/2027	345,000		341,467
3.07%, 02/15/2028	345,000		338,862
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000		18,489
5.00%, 11/15/2050 (Callable 05/15/2030)	60,000		60,735
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	190,000		187,777
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000		377,566
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000		37,425
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	0	(k)	0	(j)
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $1,509,439)			1,469,021

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (k)	842,794		842,794
TOTAL MONEY MARKET FUNDS (Cost $842,794)			842,794

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (k)	542,005		542,005
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $542,005)			542,005

TOTAL INVESTMENTS - 109.6% (Cost $197,215,829)			187,669,593
Liabilities in Excess of Other Assets - (9.6)%				(16,392,749)
TOTAL NET ASSETS - 100.0%			$171,276,844

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $289,957.
(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of December 31, 2025 is $487,212.
(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(e)	To-be-announced security.
(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $37,453,094 or 21.9% of the Fund’s net assets.

(g)	Represents less than 0.05% of net assets.
(h)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $528,736.
(i)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(j)	Rounds to zero.
(k)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

GuideMark Core Fixed Income Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	49	03/31/2026	$10,230,664	$(6,186)
U.S. Treasury Ultra Bonds	9	03/20/2026	1,062,000	(23,916)
				$(30,102)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(11)	03/20/2026	$1,265,172	$8,750
U.S. Treasury 10 Year Notes	(18)	03/20/2026	2,023,875	15,584
U.S. Treasury Long Bonds	(37)	03/20/2026	4,276,969	59,057
				$83,391
Net Unrealized Appreciation (Depreciation)		$ –	$–	$53,289

GuideMark Core Fixed Income Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
December 31, 2025 (Unaudited)

Pay/ Receive Floating Rate	Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Receive	3.87%	SOFR	4.16%	Monthly	03/19/2045	$2,485,000	$8,096	$(4,899)	$8,095
Receive	3.87%	SOFR	1.56%	Monthly	12/15/2051	$565,000	241,074	(3,043)	241,075
Receive	3.87%	SOFR	2.97%	Monthly	03/15/2053	$560,000	115,941	1,641	115,941
Receive	3.87%	SOFR	2.88%	Monthly	03/15/2053	$310,000	66,594	3,290	66,594
Receive	3.87%	SOFR	3.59%	Monthly	09/20/2053	$180,000	17,217	715	17,217
Total Interest Rate Swaps							$448,922	$(2,296)	$448,922

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate